Equity-based compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Equity-based compensation	Equity-based compensation
We have share option, phantom share unit (“PSU”) and directors’ deferred share unit (“DSU”) plans. The equity-based compensation expense for the year ended December 31, 2023 was $25 million (2022 - expense of $5 million).
Accounting policies
We estimate the fair value of outstanding share options using the Black-Scholes option-pricing model and the fair value of our PSU plan and directors’ DSU plan using an intrinsic valuation model at each balance sheet date. We record the resulting charge or recovery to earnings over the related vesting period.
If a share option holder elects to acquire Common shares, both the exercise price and the accrued liability are credited to shareholders’ equity.
Share option plan
Under our share option plan, officers and employees may be granted options to purchase up to 8,295,940 Common shares, of which 777,255 remain available for issuance.
The exercise price of a share option is determined in accordance with the plan and is generally the closing price of a Common share on the trading day immediately preceding the grant date. Our share option plans give the share option holders the right to elect to receive a cash payment in lieu of exercising an option to purchase Common shares. Options vest at 20% per year from the grant date and expire after 10 years.
In 2023, we have recorded an expense of $11 million (2022 – recovery of $4 million) related to the share option plans. The liability associated with the share option plan is tracked in Canadian dollars and is based on prices published by the TSX. A summary of the activity in the share option plans based on Canadian dollar prices is presented below:

	2023		2022
	Number	Weighted average price	Number	Weighted average price
		(CAD$)		(CAD$)
Outstanding - beginning of year	841,305	$76.19	1,077,840	$66.64
Granted	137,115	109.42	124,566	123.63
Exercised	(123,781)	59.81	(351,448)	62.83
Expired / Cancelled	(4,969)	85.54	(9,653)	108.40
Outstanding - end of year	849,670	$83.59	841,305	$76.19
Exercisable - end of year	568,481	$75.63	408,115	$62.71
The following table summarizes information about the share options outstanding and exercisable at December 31, 2023 in Canadian dollars:

Exercise price range	Number of outstanding options	Weighted average remaining contractual life	Weighted average exercise price	Number of exercisable options	Weighted average exercise price
(CAD$)	(number)	(years)	(CAD$)	(number)	(CAD$)
$40.97 - $56.00	167,737	4.4	$49.15	152,212	$48.45
$64.50 - $73.99	241,690	6.0	67.87	198,029	68.20
$85.40 - $92.79	185,836	7.3	90.75	127,636	89.82
$109.42 - $123.63	254,407	9.1	116.02	90,604	117.56
	849,670	6.3	$83.59	568,481	$75.63
The weighted average share price at the date of exercise for share options exercised during the year was CAD$107.45 per share (2022 - CAD$120.95 per share).
The accrued liability related to the share option plan was $30 million at December 31, 2023 (December 31, 2022 - $23 million). The weighted average fair value of the options used in the calculation was CAD$46.17 per option or USD$34.21 per option at December 31, 2023 (December 31, 2022 - CAD$35.59 per option or USD$27.34 per option).
The inputs to the Black-Scholes option-pricing model were as follows:

As at	December 31, 2023	December 31, 2022
Weighted-average share price on balance sheet date	CAD$113.45	CAD$98.20
Weighted average exercise price	CAD$83.59	CAD$76.19
Expected dividend	CAD$1.59	CAD$1.63
Expected volatility	42.22%	45.15%
Weighted average interest rate	3.57%	3.77%
Weighted average expected remaining life in years	4.07	4.14
The expected dividend on our shares was based on the annualized dividend rate at each period-end. Expected volatility was based on five years of historical data. The interest rate for the life of the options was based on the implied yield available on government bonds with an equivalent remaining term at each period-end. Historical data was used to estimate the expected life of the options and forfeiture rates.
The intrinsic value of options issued under the share option plans at December 31, 2023 was CAD$22 million or USD$16 million (December 31, 2022 - CAD$14 million or USD$11 million). The intrinsic value is determined based on the difference between the weighted-average share price on the last business day of the month and the exercise price, multiplied by the number of vested options.
Phantom share unit plan
Our PSU plan is intended to supplement, in whole or in part, or replace the granting of share options as long-term incentives for officers and employees. The plan provides for two types of units which vest on the third anniversary of the grant date. A restricted share unit pays out based on the volume weighted average price per Common share on the trading day immediately preceding its vesting date (the “vesting date value”). A performance share unit pays out at a value between 0% and 200% of its vesting date value contingent upon our performance relative to a peer group of companies over the three-year performance period. Officers and employees granted units under the plan are also entitled to additional units to reflect cash dividends paid on Common shares from the applicable grant date until payout.
We have recorded an expense of $12 million (2022 - expense of $10 million) related to the PSU plan. The number of units outstanding as at December 31, 2023 was 179,757 (December 31, 2022 – 184,207), including performance share units totalling 179,757 (December 31, 2022 – 167,156).
Directors’ deferred share unit plans
We have DSU plans which provide a structure for directors, who are not our employees, to accumulate an equity-like holding in West Fraser. The DSU plans allow directors to participate in our growth by providing a deferred payment based on market pricing of our Common shares at the time of redemption. Each director receives deferred share units in payment of an annual equity retainer until a minimum equity holding is reached and may elect to receive units in payment of up to 100% of other fees earned. After a minimum equity holding is reached, directors may elect to receive the equity retainer in units or cash. The units are issued based on the market price of our Common shares at the time of issue. Additional units are issued to take into account the value of dividends paid on Common shares from the date of issue to the date of redemption. Units are redeemable only after a director retires, resigns or otherwise leaves the board. The redemption value is equal to the market price of our Common shares at the date of redemption. A holder of units may elect to redeem units in cash or receive Common shares having an equivalent value.
We have recorded an expense of $2 million (2022 - recovery of $1 million) related to the DSU plan. The number of units outstanding as at December 31, 2023 was 78,895 (December 31, 2022 - 97,884).